Reserves (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserves
Gross out-of-period adjustments in reserve		$ 411
Net of tax out-of-period adjustments in reserve		267
Group disability
Short Duration Contracts
Short duration contracts, discount rate (as a percent)	4.25%	4.75%	4.75%	5.25%
Short duration contracts, discount	$ 21,348	$ 24,038